SIGNIFICANT ACCOUNTING POLICIES:	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES:
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

a.
Basis of Presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial statements.  Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements.  In the opinion of management, these unaudited condensed consolidated financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair statement of the Company’s consolidated financial position as of June 30, 2020, the consolidated results of operations for the six and three month periods ended June 30, 2019 and 2020 and statements of changes in shareholders' equity and cash flows for the six month period ended June 30, 2019 and 2020.

The consolidated results for the three and six month period ended June 30, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020.

These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company for the year ended December 31, 2019. The comparative balance sheet at December 31, 2019 has been derived from the audited financial statements at that date but does not include all disclosures required by U.S. GAAP.

b.
Loss per share

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding stock options and restricted shares, which are included under the treasury stock method when dilutive. The calculation of diluted loss per share does not include 1,251,378  and 1,244,731 options and restricted shares for the six months ended June 30, 2019 and 2020, respectively, because the effect would be anti-dilutive.

c.
Newly issued and recently adopted accounting pronouncements:

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments Credit Losses Measurement of Credit Losses on Financial Instruments”. This guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance will be effective for the fiscal year beginning on January 1, 2020, including interim periods within that year. The adoption of this guidance does not have a material impact on the Company's consolidated financial statements.